Other Long-term Assets - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Restricted investments	$ 80	$ 79
Keystone XL long-term recoveries	19	26
Keystone environmental provision recovery (Note 14)	31	25
Recoverable Keystone expenses	22	7
Employee post-retirement benefits	10	0
Other	15	34
Total other assets	$ 177	$ 171